SHARE CAPITAL - Issued (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 01, 2022	Nov. 04, 2022	May 25, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Class A exchangeable shares
Class of Stock [Line Items]
Common Stock, Shares, Issued	9,594,989				10,877,989	10,877,989	0
Common stock, issued	$ 422		$ 27			$ 535
Class B shares
Class of Stock [Line Items]
Common Stock, Shares, Issued	24,000				24,000	24,000	0
Common stock, issued	$ 1					$ 1
Class C shares
Class of Stock [Line Items]
Common Stock, Shares, Issued	40,934,623				23,544,548	23,544,548	0
Common stock, issued	$ 1,467	$ 24		$ 450		$ 963